12. Judicial deposits (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Civil [Member]
JudicialDepositsLineItems [Line Items]
Court deposit	R$ 66,700	R$ 63,869
Tax [Member] | Tax court proceedings related to ICMS [Member]
JudicialDepositsLineItems [Line Items]
Court deposit	95,322	92,066
Tax [Member] | Tax court proceedings related to production [Member]
JudicialDepositsLineItems [Line Items]
Court deposit	74,358	71,722
Tax [Member] | Tax court proceedings related to CPMF [Member]
JudicialDepositsLineItems [Line Items]
Court deposit	10,026	9,687
Tax [Member] | Tax court proceedings related to TFF [Member]
JudicialDepositsLineItems [Line Items]
Court deposit	16,719	15,824
Tax [Member] | Tax court proceedings related to IRRF [Member]
JudicialDepositsLineItems [Line Items]
Court deposit	10,868	10,539
Tax [Member] | Tax court proceedings related to ISS [Member]
JudicialDepositsLineItems [Line Items]
Court deposit	7,519	7,056
Tax [Member] | Tax court proceedings related to ICMS [Member]
JudicialDepositsLineItems [Line Items]
Court deposit	4,793	5,937
Tax [Member] | Tax court proceedings related to cancellation of fines for late payment [Member]
JudicialDepositsLineItems [Line Items]
Court deposit	4,485	4,381
Tax [Member] | Tax court proceedings related to Fund for Universal Access to Telecommunications Services [Member]
JudicialDepositsLineItems [Line Items]
Court deposit	R$ 56,088	R$ 53,128